Notes Related to the Consolidated Statements of Financial Position - Summary of Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous Current Liabilities [Abstract]
Social liabilities, taxation and social security	€ 3,148	€ 2,706	€ 1,465
Deferred revenue	16
Other payables	53
Total other current liabilities	€ 3,217	€ 2,706	€ 1,465